UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS Global Thematic Fund

	Shares	Value ($)

Common Stocks 94.0%
Australia 0.7%
Australian Wealth Management Ltd. (a) (Cost $17,455,494)	9,168,770	15,117,055
Austria 2.5%
Flughafen Wien AG (a)	235,000	27,025,236
Wienerberger AG	505,507	26,809,817

(Cost $51,399,171)		53,835,053
Bermuda 0.7%
Lazard Ltd. "A" (Cost $13,270,209)	368,859	14,049,839
Brazil 5.4%
All America Latina Logistica SA (Unit)*	1,542,300	22,975,671
Diagnosticos da America SA	528,100	14,123,793

Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	266,400	4,091,904
Marfrig Frigorificos e Comercio de Alimentos SA	961,700	13,953,963
Santos Brasil Participacoes SA (Unit)	2,131,200	36,688,349
SLC Agricola SA	812,300	15,731,602
Tam SA (ADR) (Preferred) (a)	355,500	7,664,580

(Cost $81,946,272)		115,229,862
Canada 1.2%
Coalcorp Mining, Inc.*	627,957	1,011,203
Nexen, Inc.	653,109	25,116,038
Viterra, Inc.*	3,300	45,169

(Cost $22,074,221)		26,172,410
Cayman Islands 0.7%
Fresh Del Monte Produce, Inc.* (Cost $18,024,318)	545,700	16,119,978
China 3.1%
AgFeed Industries, Inc.* (a)	226,800	3,485,916
Focus Media Holding Ltd. (ADR)* (a)	495,562	19,966,193
Shanghai Electric Group Co., Ltd. "H"	48,014,000	28,424,849
Sunshine Holdings Ltd.*	35,752,000	4,332,621
Want Want China Holdings Ltd.*	24,828,000	10,753,423

(Cost $70,940,095)		66,963,002
Cyprus 0.4%
Globaltrans Investment PLC (GDR) 144A * (Cost $6,856,521)	506,933	7,796,630
Denmark 1.2%
A P Moller-Maersk AS "B" (Cost $23,473,705)	2,054	25,618,772
Egypt 0.0%
Palm Hills Developments SAE (GDR) (REG S)* (Cost $911,919)	44,900	835,140
France 0.9%
Sanofi-Aventis	120,090	8,951,023
Societe Generale* (a)	96,892	10,069,411

(Cost $20,223,263)		19,020,434
Germany 9.1%
Air Berlin PLC* (a)	1,460,300	17,220,706
Allianz SE (Registered)	100,700	19,064,439
Axel Springer AG	157,871	17,288,328
BASF SE	99,600	14,932,787
Commerzbank AG (a)	294,800	10,406,427
Deutsche Boerse AG	139,800	20,059,451
Deutsche Postbank AG	239,500	23,138,585
Hamburger Hafen und Logistik AG*	314,200	27,158,645
Siemens AG (Registered)	94,337	10,702,085
Symrise AG	1,436,753	35,853,054

(Cost $215,497,621)		195,824,507
Hong Kong 6.2%
China Water Affairs Group Ltd.*	16,040,700	5,755,322
China Yurun Food Group Ltd.	11,494,000	18,175,010
CNOOC Ltd. (ADR) (a)	84,200	14,927,818
GOME Electrical Appliances Holdings Ltd.*	54,208,000	33,064,247
Hongkong & Shanghai Hotels Ltd.	8,980,094	15,626,761
Hutchison Whampoa Ltd.	2,710,000	29,291,572

Swire Pacific Ltd. "A"	1,356,000	15,473,264

(Cost $130,212,715)		132,313,994
India 4.3%
Bharti Airtel Ltd.*	692,585	14,339,470
ICICI Bank Ltd. (ADR)	1,632,900	61,609,317
ITC Ltd.	3,019,900	15,506,730

(Cost $98,904,030)		91,455,517
Indonesia 0.9%
PT Telekomunikasi Indonesia (ADR) (Cost $24,302,605)	551,800	19,290,928
Italy 1.0%
Gemina SpA (Cost $27,618,045)	15,066,066	22,126,439
Japan 5.5%
Credit Saison Co., Ltd.	537,400	12,718,773
FANUC Ltd.	213,300	23,167,188
Mitsubishi Heavy Industries Ltd.	5,844,000	29,491,634
Mitsui Fudosan Co., Ltd.	1,101,000	27,310,899
Mizuho Financial Group, Inc.	4,782	25,130,222

(Cost $101,361,140)		117,818,716
Kazakhstan 0.9%
Kazakhstan Kagazy PLC (GDR) 144A*	2,552,100	9,570,375
Steppe Cement Ltd.*	1,823,608	10,692,661

(Cost $22,796,536)		20,263,036
Korea 1.1%
CDNetworks Co., Ltd.*	452,770	5,032,976
Daesang Corp.	483,826	5,307,736
Kangwon Land, Inc.	540,600	12,805,825

(Cost $29,681,602)		23,146,537
Luxembourg 0.9%
Ternium SA (ADR) (a) (Cost $16,892,430)	437,700	19,429,503
Malaysia 0.8%
AMMB Holdings Bhd. (Cost $12,529,459)	13,844,100	17,006,024
Mexico 2.9%
America Movil SAB de CV "L" (ADR)	264,200	15,791,234
Grupo Aeroportuario del Pacifico SA de CV "B" (ADR)	900,000	31,842,000
Grupo Televisa SA (ADR) (a)	570,400	14,944,480

(Cost $65,901,925)		62,577,714
Netherlands 1.9%
European Aeronautic Defence & Space Co.* (a)	504,660	11,792,570
QIAGEN NV* (a)	1,463,500	29,052,471

(Cost $37,695,551)		40,845,041
Norway 0.5%
Cermaq ASA (a) (Cost $14,651,477)	800,100	10,268,546
Portugal 0.4%
Banco BPI SA (Registered) (Cost $13,326,318)	1,846,124	9,047,135
Russia 5.1%
Gazprom (ADR) (b)	877,576	53,005,590
Gazprom (ADR) (b)	125,050	7,553,020

Novorossiysk Sea Trade Port (GDR) 144A*	544,950	8,882,685
Open Investments (GDR)*	460,200	18,062,850
Vimpel-Communications (ADR)	607,600	21,430,052

(Cost $92,305,356)		108,934,197
Singapore 1.3%
Food Empire Holdings Ltd.	9,408,000	5,493,269
Singapore Airlines Ltd.	1,884,600	22,035,791

(Cost $28,184,428)		27,529,060
South Africa 1.9%
Gold Fields Ltd.	660,200	8,481,066
Gold Fields Ltd. (ADR)	945,200	12,221,436
Lewis Group Ltd.	2,253,200	10,215,908
Standard Bank Group Ltd.	929,400	10,149,902

(Cost $50,585,820)		41,068,312
Sweden 1.0%
Tele2 AB "B" (a) (Cost $18,430,454)	1,047,000	22,377,760
Switzerland 5.2%
Petroplus Holdings AG*	282,778	17,391,288
Roche Holding AG (Genusschein)	217,278	37,462,083
SGS SA (Registered)	11,078	16,644,901
Synthes, Inc.	159,803	22,477,448
UBS AG (Registered)* (b)	168,715	3,991,797
UBS AG (Registered)* (b)	612,108	14,741,099

(Cost $119,214,196)		112,708,616
Thailand 0.4%
Seamico Securities PCL (Foreign Registered)*	32,976,800	3,206,853
Siam City Bank PCL (Foreign Registered)*	9,375,900	4,832,938

(Cost $8,474,017)		8,039,791
Turkey 0.8%
Turkiye Is Bankasi (Isbank) "C" (Cost $17,351,827)	4,243,779	17,548,938
United Kingdom 3.0%
AstraZeneca PLC	290,583	12,692,331
G4S PLC	3,732,251	16,653,220
GlaxoSmithKline PLC	1,616,214	35,649,355

(Cost $70,260,589)		64,994,906
United States 22.1%
AMR Corp.* (a)	594,230	4,272,513
Apple, Inc.*	156,300	29,501,625
Archer-Daniels-Midland Co. (a)	710,700	28,214,790
Bunge Ltd.	92,300	11,017,851
Chiquita Brands International, Inc.* (a)	501,100	12,196,774
Cisco Systems, Inc.*	536,800	14,343,296
Cogent, Inc.* (a)	1,332,376	15,948,541
CVS Caremark Corp.	328,200	14,043,678
Dean Foods Co.* (a)	923,593	20,088,148
eBay, Inc.*	623,400	18,708,234
General Mills, Inc. (a)	250,900	15,856,880
Johnson & Johnson	462,700	30,880,598
JPMorgan Chase & Co.	239,100	10,281,300
Mattel, Inc.	1,474,500	29,696,430

Microsoft Corp.	323,800	9,170,016
Monster Worldwide, Inc.*	568,900	14,046,141
Mylan, Inc. (a)	1,324,300	17,679,405
New York Times Co. "A" (a)	503,300	8,767,486
Newmont Mining Corp.	523,800	24,896,214
Pantry, Inc.*	641,500	7,826,300
Pfizer, Inc.	779,500	15,091,120
Sotheby's (a)	627,700	16,834,914
Stryker Corp. (a)	223,000	14,394,650
Sun Microsystems, Inc.* (a)	262,354	3,397,484
Sysco Corp.	796,400	24,576,904
The Blackstone Group LP	894,300	17,412,021
The Goldman Sachs Group, Inc.	101,400	17,887,974
Wachovia Corp.	458,800	10,919,440
Wyeth	392,000	17,432,240

(Cost $493,440,911)		475,382,967

Total Common Stocks (Cost $2,036,194,240)		2,020,756,359
Preferred Stocks 2.7%
Germany 1.5%
Porsche Automobil Holding SE (Cost $29,130,773)	163,583	30,518,941
Russia 1.2%
Sberbank* (Cost $27,852,210)	11,259,323	26,177,926

Total Preferred Stocks (Cost $56,982,983)		56,696,867
Rights 0.1%
Portugal 0.0%
Banco BPI SA, Expiration date 6/11/2008* (Cost $0)	1,846,124	330,292
Switzerland 0.1%
UBS AG, Expiration date 6/17/2008* (b)	612,108	816,340
UBS AG, Expiration date 6/17/2008* (b)	168,715	200,771

(Cost $2,252,396)		1,017,111

Total Rights (Cost $2,252,396)		1,347,403
Participatory Note 0.6%
United States
Merrill Lynch Pioneers Index (issuer Merrill Lynch International & Co.), Expiration date 2/1/2010* (Cost $14,506,821)	141,800	13,513,540
	Principal Amount ($)	Value ($)

Other Investments 0.0%
Brazil
Companhia Vale do Rio Doce* (Cost $0)	389,000	548,881
	Shares	Value ($)

Exchange Traded Fund 1.5%
United States
iShares Nasdaq Biotechnology Index Fund (a) (Cost $29,892,324)	412,600	32,727,432

	Securities Lending Collateral 12.9%
Daily Assets Fund Institutional, 2.76% (c) (d) (Cost $277,831,534)				277,831,534		277,831,534
	Cash Equivalents 1.3%
Cash Management QP Trust, 2.48% (c) (Cost $28,658,947)				28,658,947		28,658,947
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,446,319,245) †				113.1		2,432,080,963
Other Assets and Liabilities, Net (a)				(13.1)		(281,546,532)

Net Assets				100.0		2,150,534,431

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $2,465,214,811. At May 31, 2008, net unrealized depreciation for all securities based on tax cost was $33,133,848. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $168,658,228 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $201,792,076.

(a)

All or a portion of these securities were on loan amounting to $262,503,761. In addition, included in other assets and liabilities are pending sales, amounting to $7,735,857, that are also on loan. The value of all securities loaned at May 31, 2008 amounted to $270,239,618 which is 12.6% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
As of May 31, 2008 the Fund had the following open foreign forward currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
EUR	27,296,000	USD	42,878,740	8/27/2008	599,170

Currency Abbreviations
EUR	Euro	USD	United States Dollar

At May 31, 2008, the DWS Global Thematic Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common, Preferred Stocks and Participatory Notes
Industrials	472,423,898	22.6%
Financials	454,095,180	21.7%
Health Care	255,886,517	12.2%
Consumer Staples	248,662,667	11.9%
Consumer Discretionary	209,729,513	10.0%
Materials	136,077,096	6.5%
Energy	119,004,957	5.7%

Information Technology	96,102,172	4.6%
Telecommunication Services	93,229,444	4.5%
Utilities	5,755,322	0.3%
Total	2,090,966,766	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008